26 EMPLOYEE BENEFITS (Details 8)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Plan covering 35% Of The Average Salary [Member] | Male [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	18.38	18.00
Average life expectancy in years of employees who are 40 (in years)	40.15	40.00
Plan covering 35% Of The Average Salary [Member] | Female [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	18.38	18.00
Average life expectancy in years of employees who are 40 (in years)	40.15	40.00
Average Salary Supplementation Plan [Member] | Male [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	18.75	18.74
Average life expectancy in years of employees who are 40 (in years)	40.60	40.60
Average Salary Supplementation Plan [Member] | Female [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	21.41	22.23
Average life expectancy in years of employees who are 40 (in years)	44.41	45.37
Mixed Supplementary Benefit Plan [Member] | Male [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	20.45	21.00
Average life expectancy in years of employees who are 40 (in years)	42.70	43.00
Mixed Supplementary Benefit Plan [Member] | Female [Member]
EmployeeBenefitsLineItems [Line Items]
Average life expectancy of employees (in years)	23.02	23.00
Average life expectancy in years of employees who are 40 (in years)	46.28	47.00